RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 04, 2019	Aug. 29, 2019	Feb. 19, 2019	Oct. 31, 2018	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2019
Note payable related party					$ 5,500	$ 12,000	$ 12,000
Lline of credit					$ 143,470	398,470	398,470
Line of credit expiration date					May 05, 2022
Accrued interest					$ 2,051	24,652	17,037
Kona Gold, LLC
Principal amount				$ 20,000
Note payable related party						11,500	14,500
Periodic payment				$ 500
Maturity date				Apr. 30, 2021
Line of credit from related party	$ 1,500,000
Lline of credit						1,291,151	992,151
Line of credit expiration date	Apr. 04, 2021
Accrued interest						11,989	0
Gold Leaf, LLC
Principal amount			$ 70,000
Note payable related party						62,500	65,500
Periodic payment			$ 500
Maturity date			Mar. 31, 2021
Line of credit from related party		$ 200,000
Lline of credit						125,500	100,000
Line of credit expiration date		Aug. 29, 2021
Accrued interest						$ 1,186	$ 0